Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	$ 1,768	$ 154
Amortization expense	759	1,696
Impairment charges on intangible assets	658	2,266
Arcola Energy Limited
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	1,768	154
Ballard Motive Solutions
Disclosure of detailed information about intangible assets [line items]
intangible assets fair value		0
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	0	0
Amortization expense	(759)	(1,696)
Impairment charges on intangible assets	$ 658	$ 2,266